Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
For the years ending December 31,
2015		$ 25.4
2015	$ 18.9
2016	20.2	20.2
2017	14.9	14.9
2018	11.1	11.1
2019	6.9	6.9
Thereafter	23.1	23.1
Net Carrying Amount	$ 95.1	$ 101.6	$ 101.6	$ 134.5